Warrant liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Warrants and Rights Note Disclosure [Abstract]
Schedule of warrants are remeasured utilizing key assumptions

	As of December 31,
	2023	2024
Risk-free rate of return (%)	3.93%	4.27%
Volatility	29.50%	50.20%
Expected dividend yield	0.0%	0.0%
Expected term	4.0 years	3.0 years
Fair value of the underlying ordinary shares	US$3.16 (equivalent to RMB22.44)	US$2.11 (equivalent to RMB15.40)

Schedule of movement of ECARX warrants
The table below reflects the movement of ECARX Warrants for the years ended December 31, 2023 and 2024:

	January 1, 2023 RMB	Gain due to change in fair value RMB	Foreign currency translation adjustments RMB	December 31, 2023 RMB
Liabilities
ECARX Public Warrants	10,346	(7,349)	198	3,195
ECARX Private Warrants	6,198	(4,370)	118	1,946
Total	16,544	(11,719)	316	5,141

	January 1, 2024 RMB	Loss due to change in fair value RMB	Foreign currency translation adjustments RMB	December 31, 2024 RMB
Liabilities
ECARX Public Warrants	3,195	2,160	119	5,474
ECARX Private Warrants	1,946	1,271	73	3,290
Total	5,141	3,431	192	8,764